Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Current assets:
Cash and cash equivalents	$ 25,512	$ 34,527
Restricted cash	6,467	6,467
Accounts receivable, net of allowance for doubtful accounts of $2,233 and $2,456 at June 30, 2013 and December 30, 2012, respectively	49,409	54,692
Inventory	5,309	6,019
Prepaid expenses	5,243	5,815
Other current assets	8,533	8,215
Total current assets	100,473	115,735
Property, plant, and equipment, net of accumulated depreciation of $133,283 and $128,208 at June 30, 2013 and December 30, 2012, respectively	108,679	116,510
Goodwill	13,742	13,742
Intangible assets, net of accumulated amortization of $208,177 and $196,878 at June 30, 2013 and December 30, 2012, respectively	207,208	218,981
Deferred financing costs, net	1,197	1,719
Other assets	1,931	2,605
Assets held for sale	474	474
Total assets	433,704	469,766
Current liabilities:
Current portion of long-term liabilities	708	853
Current portion of long-term debt	0	6,648
Accounts payable	8,367	9,396
Accrued expenses	28,407	26,258
Accrued interest	4,701	4,665
Deferred revenue	24,983	25,217
Total current liabilities	67,166	73,037
Long-term liabilities:
Long-term debt	1,167,450	1,167,450
Long-term liabilities, less current portion	2,062	2,347
Derivative instruments	31,053	45,724
Pension and other postretirement benefit obligations	14,828	15,367
Total liabilities	1,282,559	1,303,925
Stockholders' deficit:
Common stock, $0.01 par value, 150,000,000 shares authorized at June 30, 2013 and December 30, 2012; 58,313,868 issued and 58,077,031 outstanding at June 30, 2013 and December 30, 2012	568	568
Additional paid-in capital	831,369	831,344
Accumulated other comprehensive loss	(37,928)	(52,642)
Accumulated deficit	(1,642,554)	(1,610,917)
Treasury stock, at cost, 236,837 shares at June 30, 2013 and December 30, 2012	(310)	(310)
Total GateHouse Media stockholders' deficit	(848,855)	(831,957)
Noncontrolling interest	0	(2,202)
Total stockholders' deficit	(848,855)	(834,159)
Total liabilities and stockholders' deficit	$ 433,704	$ 469,766